MEMBERS' EQUITY AND UNIT-BASED COMPENSATION (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020
Nominal proceeds from the sale of membership units	$ 3.4	$ 3.4
ClassA units
Per unit	$ 1.00	$ 1.00
Issued Units	349.6	6.1
Outstanding Units	7.2	349.0
Class A 1 units
Per unit	$ 1.00	$ 1.00
Issued Units	349.6	6.1
Outstanding Units	7.2	6.1
Class B units
Per unit	$ 1.00